Related Party Transactions - Additional Information (Detail) - Affiliate Of Atlas [Member] - Consulting Services [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other sundry liabilities current	$ 0	$ 100,000
Maximum [Member]
Related Party Transaction [Line Items]
Professional fees		$ 100,000
Minimum [Member]
Related Party Transaction [Line Items]
Professional fees	$ 100,000